INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details) site in Thousands					1 Months Ended					12 Months Ended
	Dec. 07, 2020 USD ($)	Oct. 21, 2019	Oct. 21, 2019 USD ($)	Oct. 07, 2019	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) business site km	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										$ 0	$ 135,000,000	$ 1,289,000,000
Change in basis of accounting										466,000,000	0
Acquisitions										369,000,000	587,000,000
Associates and joint ventures with quoted prices in an active market										$ 2	$ 0
Australian export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	22.00%
Proportion of ownership interest in subsidiary	49.00%									0.00%	71.00%
Change in basis of accounting	$ 466,000,000
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										15.00%
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
Mexico Regulated Gas Transmission Operation 2
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										11.00%
Regulated Natural Gas Transmission Business In Mexico
Disclosure Of Associates And Joint Ventures [Line Items]
Number of businesses | business										2
Colombian natural gas distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Number of associates and joint ventures										4
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										45.00%
Brazilian Rail Business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										11.00%
North American west coast container terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										19.00%
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
Australian Ports Operation 2
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										26.00%
Australian Ports Operation 3
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										49.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										6.00%
Ownership interest					6.00%
Acquisitions					$ 369,000,000
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										50.00%
Loans and receivables										$ 500,000,000
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										20.00%
European telecommunications infrastructure operations
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										21.00%
Number of towers and rooftop sites | site										7
Kilometers of fiber backbone | km										5,500
Australian Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										12.00%
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
European port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest								40.00%
Disposal of investments in associates and joint ventures								$ 135,000,000
Texas electricity transmission project
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest						11.00%
Disposal of investments in associates and joint ventures						$ 60,000,000
Gain on sale of investment						$ 20,000,000
Disposal of ownership interest, percentage										11.00%
Brazilian Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest									12.00%
Acquisitions									$ 190,000,000
Proportion of voting rights held in associate									50.00%
Australian Data Transmission and Distribution Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest							12.00%
Acquisitions							$ 170,000,000
Proportion of voting rights held in associate							50.00%
Ramones II Norte
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest				13.00%
Proportion of voting rights held in associate										50.00%
Ramones II Sur
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest		11.00%
Proportion of voting rights held in associate										45.00%
Los Ramones
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions			$ 140,000,000
Sabine Pass
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate										41.00%